REPORTABLE SEGMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
REPORTABLE SEGMENTS
Schedule of reportable segment

	Three Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$4,547,965	$455,399	$3,153,425	$550,253	$—	$8,707,042
Cost of revenue	2,875,696	350,842	2,388,742	217,149	—	5,832,429
Selling, general and administrative expenses
Facility costs	91,650	12,725	—	12,940	1,009	118,324
Insurance expenses	63,868	8,905	15,295	190	110,975	199,232
Marketing expenses	49,997	28,019	916	(1)	(71,433)	7,497
Operational expenses	1,372,194	462,988	138,206	100,400	759,450	2,833,238
Compensation and related benefits	907,548	96,530	326,096	22,263	674,352	2,026,788
Travel & entertainment	42,001	(12,233)	10,681	32,144	3,666	76,259
Vehicle expenses	136,583	14,168	—	80	5,818	156,648
Depreciation	156,519	(19,856)	—	11,205	22,552	170,419
Amortization	55,482	3,071	44,057	—	322	102,932
Total selling, general and administrative expenses	2,875,841	594,315	535,251	179,221	1,506,710	5,691,338
Loss on impairment	—	—	—	—	—	—
(Loss) income from operations	(1,203,573)	(489,758)	229,432	153,883	(1,506,710)	(2,816,725)
Other (expense) income, net	(2,266,649)	—	5,494	2,440,995	1,643,844	1,823,683
Net (loss) income	$(3,470,222)	$(489,758)	$234,926	$2,594,878	$137,134	$(993,042)
Total assets	$14,702,572	$978,617	$3,773,016	$2,079,487	$552,730	$22,086,422
Capital expenditures	$3,037	$—	$—	$—	$—	$3,037

	Three Months Ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$2,666,458	1,407,761	—	1,923,484	—	5,997,703
Cost of revenue	1,775,169	862,802	—	1,562,380	—	4,200,351
Selling, general and administrative expenses
Facility costs	44,547	61,598	—	5,940	2,818	114,902
Insurance expenses	87,330	55,599	—	267	126,483	269,678
Marketing expenses	19,218	32,451	—	3,415	1,279,617	1,334,701
Operational expenses	170,169	(422,460)	—	211,006	842,332	801,046
Compensation and related benefits	298,285	230,115	—	214,559	768,464	1,511,422
Travel & entertainment	13,480	3,194	—	11,488	6,110	34,272
Vehicle expenses	45,033	29,550	—	—	54,373	128,956
Depreciation	4,332	—	—	(15,351)	2,531	(8,488)
Amortization	121,587	—	—	32,746	(10,135)	144,198
Total selling, general and administrative expenses	803,981	(9,954)	—	464,069	3,072,592	4,330,688
Loss on impairment	—	—	—	—	—	—
Loss from operations	87,308	554,913	—	(102,965)	(3,072,592)	(2,533,335)
Other (expense) income, net	—	—	—	—	(7,330,806)	(7,330,806)
Net (loss) income	$87,308	$554,913	$—	$(102,965)	$(10,403,398)	$(9,864,141)
Total assets	$4,937,775	$605,954	$—	$4,033,623	$3,976,278	$13,553,630
Capital expenditures	$48,657	$—	$—	$—	$—	$48,657

	Nine Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$13,240,732	2,820,718	8,565,638	1,579,788	—	$26,206,876
Cost of revenue	7,641,098	2,087,220	6,560,303	1,057,032	—	17,345,653
Selling, general and administrative expenses
Facility costs	155,466	130,831	—	46,814	10,710	343,821
Insurance expenses	207,333	42,798	41,549	589	323,923	616,192
Marketing expenses	1,924,225	135,147	—	1,282	809,878	2,870,531
Operational expenses	2,654,310	937	351,476	237,755	3,723,990	6,968,468
Compensation and related benefits	3,118,153	896,838	880,404	101,431	1,089,822	6,086,647
Travel & entertainment	64,728	3,358	36,099	43,524	102,886	250,595
Vehicle expenses	356,551	120,865	—	80	16,512	494,008
Depreciation	317,561	—	—	34,026	28,933	380,520
Amortization	136,834	3,071	119,021	—	966	259,892
Total selling, general and administrative expenses	8,935,161	1,333,845	1,428,549	465,501	6,107,620	18,270,674
Loss on impairment	—	—	—	—	—	—
(Loss) income from operations	(3,335,527)	(600,347)	576,786	57,255	(6,107,620)	(9,409,451)
Other (expense) income, net	405,692	—	16,509	2,407,462	(4,796,700)	(1,967,038)
Net (loss) income	$(2,929,835)	$(600,347)	$593,295	$2,464,717	$(10,904,320)	$(11,376,489)
Total assets	$14,702,572	$978,617	$3,773,016	$2,079,487	$552,730	$22,086,422
Capital expenditures	$8,302	$—	$—	$—	$—	$8,302

	Nine Months Ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$9,450,969	4,272,261	—	2,657,504	—	$16,380,734
Cost of revenue	6,084,298	2,870,583	—	2,055,059	—	11,009,940
Selling, general and administrative expenses
Facility costs	147,446	211,308	—	15,022	(17,436)	356,340
Insurance expenses	202,527	201,211	—	679	216,376	620,793
Marketing expenses	145,789	63,528	—	5,564	1,336,576	1,551,457
Operational expenses	511,866	(1,009,570)	—	437,686	1,726,464	1,666,445
Compensation and related benefits	1,825,668	1,160,187	—	407,721	1,778,530	5,172,105
Travel & entertainment	48,786	10,089	—	22,438	23,419	104,732
Vehicle expenses	168,467	99,988	—	—	158,450	426,905
Depreciation	150,268	—	—	5,242	32,048	187,558
Amortization	228,382	—	—	36,262	11,526	276,170
Total selling, general and administrative expenses	3,429,199	736,741	—	930,613	5,265,952	10,362,504
Loss on impairment	405,658	—	—	—	—	405,658
Loss from operations	(468,186)	664,937	—	(328,168)	(5,265,952)	(5,397,368)
Other (expense) income, net	—	—	—	—	(9,287,432)	(9,287,432)
Net (loss) income	$(468,186)	$664,937	$—	$(328,168)	$(14,553,384)	$(14,684,800)
Total assets	$4,937,775	$605,954	$—	$4,033,623	$3,976,278	$13,553,630
Capital expenditures	$58,804	$—	$—	$—	$—	$58,804

	Year ended December 31, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$12,201,600	$4,429,995	$4,307,602	$1,713,688	$—	22,652,885
Cost of revenue	7,633,214	4,412,938	3,447,440	1,212,585	—	16,706,177
Selling, general and administrative expenses
Facility costs	178,416	300,686	—	38,512	4,483	522,097
Insurance expenses	262,063	223,046	31,508	884	354,800	872,301
Marketing expenses	691,980	251,520	—	11,506	2,312,405	3,267,411
Operational expenses	653,618	420,063	541,489	540,901	2,859,007	5,015,078
Compensation and related benefits	2,554,216	2,147,486	—	756,406	1,884,231	7,342,339
Travel & entertainment	61,700	21,318	4,973	18,473	35,068	141,532
Vehicle expenses	206,234	167,600	—	—	202,744	576,578
MSA Working Capital Adjustment*	—	(3,377,288)	—	—	—	(3,377,288)
Depreciation	216,776	—	—	6,997	41,879	265,652
Amortization	330,750	—	99,553	68,118	21,308	519,729
Total selling, general and administrative expenses	5,155,753	154,431	677,523	1,441,797	7,715,925	15,145,429
Loss on impairment	2,403,628	—	—	—	—	2,403,628
Income/(Loss) from operations	(3,012,874)	(137,374)	182,639	(940,694)	(7,715,925)	(11,602,349)
Other expense, net	—	—	—	—	(10,905,859)	(10,905,859)
Net loss	$(2,990,995)	$(137,374)	$182,639	$(940,694)	$(18,621,784)	$(22,508,208)
Total assets	$3,379,649	$705,522	$3,085,843	$1,259,687	$4,325,841	$12,756,542
Capital expenditures	$27,044	$—	$—	$—	$—	$27,044

* The MSA Working Capital Adjustment reflects a timing - related adjustment to Managed Solutions revenue and expenses. In accordance with the Company’s revenue recognition policy and ASC 606, the Company did not recognize solar installation revenue associated with certain Managed Services Agreements (MSAs) due to the absence of final certificates of completion as of the reporting date. The adjustment also includes total segment costs and expenses incurred in excess of recognized revenue during the reporting period.

	Year ended December 31, 2023
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
Revenues	$18,408,926	$617,907	$—	$945,406	$—	19,972,239
Cost of revenue	13,153,790	410,022	—	1,371,150	—	14,934,962
Selling, general and administrative expenses
Facility costs	278,991	29,869	—	22,377	51,643	382,880
Insurance expenses	382,833	21,781	—	832	63,399	468,845
Marketing expenses	619,629	1,543	—	—	109,510	730,682
Operational expenses	1,371,766	31,874	—	377,699	80,996	1,862,335
Compensation and related benefits	3,826,062	179,784	—	181,565	2,371,584	6,558,995
Travel & entertainment	45,264	112	—	7,520	144,991	197,887
Vehicle expenses	359,049	15,240	—	—	89,639	463,928
Depreciation	187,180	—	—	29,163	42,879	259,222
Amortization	434,888	3,755	—	78,532	—	517,175
Other	—	—	—	—	878,346	878,346
Total selling, general and administrative expenses	7,505,662	283,958	—	697,688	3,832,987	12,320,295
Loss on impairment	181,853	—	—	—	—	181,853
Income/(Loss) from operations	(2,432,379)	(76,073)	—	(1,123,432)	(3,832,987)	(7,464,871)
Other expense, net	—	—	—	—	(1,733,983)	(1,733,983)
Net loss	$(2,432,379)	$(76,073)	$—	$(1,123,432)	$(5,566,970)	$(9,198,854)
Total assets	$6,611,407	$215,315	$—	$836,954	$5,492,797	$13,156,473
Capital expenditures	$41,771	$—	$—	$—	$—	$41,771

Schedule of disaggregated revenue information by geographic area

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$7,979,167	$4,074,219	$23,968,124	$13,747,940
India	727,875	1,923,484	$2,238,752	2,632,794

	Three Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$4,370,343	$455,399	$3,153,425	$—	$—	$7,979,167
Other	177,622	—	—	550,253	—	727,875
Total	$4,547,965	$455,399	$3,153,425	$550,253	$—	$8,707,042

	Three Months Ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$2,666,458	$1,407,761	$—	$—	$—	$4,074,219
Other	—	—	—	1,923,484	—	1,923,484
Total	$2,666,458	$1,407,761	$—	$1,923,484	—	$5,997,703

	Nine Months Ended September 30, 2025
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$12,581,768	$2,820,718	$8,565,638	$—	$—	$23,968,124
Other	658,964	—	—	1,579,788	—	2,238,752
Total	$13,240,732	$2,820,718	$8,565,638	$1,579,788	$—	$26,206,876

	Nine months ended September 30, 2024
	Owned Service Network	Managed Solutions	Logistics	Transportation	Corporate	Total
United States	$9,450,969	$4,272,261	$—	$24,710	$—	$13,747,940
Other	—	—	—	2,632,794	—	2,632,794
Total	$9,450,969	$4,272,261	$—	$2,657,504	—	$16,380,734

	Year Ended December 31, 2024
	Owned
	Service	Managed
	Network	Solutions	Logistics	Transportation	Corporate	Total
United States	$12,201,600	$4,429,995	$4,307,602	$—	$—	$20,939,197
Other	—	—	—	$1,713,688	—	$1,713,688
Total	$12,201,600	$4,429,995	$4,307,602	$1,713,688	$—	$22,652,885

	Year Ended December 31, 2023
	Owned
	Service	Managed
	Network	Solutions	Logistics	Transportation	Corporate	Total
United States	$18,408,926	$617,907	$—	$—	$—	$19,026,833
Other	—	—	—	$945,406	—	$945,406
Total	$18,408,926	$617,907	$—	$945,406	$—	$19,972,239